Investments in joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Interests in other entities [Abstract]
Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table presents the movement in investment in joint ventures:

	2020	2021
Beginning balance	$77,331	$36,702
Share of profits for the period	3,876	3,631
Capital reduction	(50)	—
Dividends declared during the period	(2,586)	(2,395)
Reduction in investments due to the consolidation of AMTC and BAC	(41,869)	—
Ending balance	$36,702	$37,938

Disclosure of joint ventures
The Company has the following investments and voting rights in joint venture:

	Country of Incorporation	December 31, 2020	December 31, 2021
Silicon Manufacturing Partners Pte Ltd. (“SMP”)	Singapore	49%	49%
Sensry GmbH (“Sensry”)	Germany	25%	25%
Analysis of cash flows on acquisition:

	AMTC	BAC	Total
Net cash acquired with the subsidiary (included in cash flows from investing activities)	$1,812	$2,321	$4,133
Net cash flow on acquisition	$1,812	$2,321	$4,133

Disclosure of joint ventures
The Company has made an assessment of the fair value of assets and liabilities of AMTC and BAC at the date control was obtained as follows:

	Fair value recognized on deemed acquisition
	AMTC	BAC	Total
Assets:
Property, plant and equipment	$243,974	$66,815	$310,789
Intangible assets	310	16	326
Inventories	7,720	—	7,720
Receivables from government grants	161	—	161
Receivables, prepayments and other assets	31,022	1,335	32,357
Cash and cash equivalents	1,812	2,321	4,133
	284,999	70,487	355,486
Liabilities:
Debt	$179,217	$9,071	$188,288
Deferred tax liabilities	3,370	7,009	10,379
Deferred income from government grants	3,143	3,039	6,182
Trade and other payables	9,866	1,800	11,666
Income taxes payable	865	—	865
	196,461	20,919	217,380
Total identifiable net assets acquired at fair value	88,538	49,568	138,106
Goodwill arising on acquisition	5,498	7,009	12,507
Less: Non-controlling interest measured at fair value	(35,411)	(28,306)	(63,717)
Fair value of equity interest held	$58,625	$28,271	$86,896